Income Taxes - Schedule of Approximate Amounts of Federal, State and Foreign Net Operating Loss Carryforwards and Foreign Tax Credit, General Business Credit and Minimum Tax credit Carryforwards (Details)
$ in Millions
Dec. 31, 2014 USD ($)
General Business Tax Credit Carryforward
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	$ 12
Minimum Tax Credit
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	2
Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	2,828
State
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	4,719
Foreign
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	2,763
Tax credit carryforwards	$ 216